4. NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of net operating revenue
	2020	2019	2018

Gross operating revenue	12,267,543	13,700,263	16,169,775

Deductions from gross revenue	(2,983,240)	(3,208,167)	(3,959,715)
Taxes	(2,705,318)	(3,105,263)	(3,872,948)
Other deductions	(277,922)	(102,904)	(86,767)

Net operating revenue	9,284,303	10,492,096	12,210,060